UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    Washington, D.C. 20549

			  Form 13F

		    Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [  ];  	Amendment Number:

This Amendment  (Check only one); 	[  ]  is a restatement
				     	[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Teilinger Capital Ltd.
Address:  	1100 Louisiana, STE 5500
	  	Houston, TX 77002

Form 13F File Number:  28-14626

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:  	Rick Evans
Title: 	Vice President and Treasurer
Phone: 	713.230.2426

Signature, Place and date of signing:

/s/  Rick Evans		Houston, TX	October 29, 2012

Report Type  (Check only one):

[ x ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
      	manager are reported in this report).

[   ]	13F NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings
	for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers reporting for this Manager:


Form 13F File Number		Name
028-14632			Vitol Holding SARL
028-14937			Vitol Holding B.V.
028-14939			Teilinger Investments SA


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Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0
                                          ------------

Form 13F Information Table Entry Total:       6
                                          ------------

Form 13F Information Table Value Total:    $56,999
                                          ------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  	Form 13F File Number	Name


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

FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
NAME                         TITLE                    VALUE     SHARES/           PUT/  INVESTMENT OTHER
OF ISSUER                    OF CLASS      CUSIP      (X$1000)  PRN AMT   SH/PRN  CALL  DISCRETION MANAGERS  SOLE  SHARED     NONE
------------------           -----------   ---------  ------    --------  ------  ----  ---------  --------  ----  ------     ----
Cheniere Energy Inc	     COM           16411R208  29,546    1,902,518 SH             SHARED                    1,902,518
Green Plains Renewable EnergyCOM	   393222104  4,133     705,204   SH             SHARED                    705,204
Northeast Utilities          COM           664397106  4,184     109,455   SH             SHARED                    109,455
PPL Corp         	     COM           69351T106  2,933     100,975   SH             SHARED                    100,975
QuickSilver Resources Inc    COM           74837R104  6,172     1,508,969 SH             SHARED                    1,508,969
SPDR Series Trust            SBI INT-UTILS 81369Y886  10,031    275,650   SH             SHARED                    275,650

